Capital Stock (Details Textual) - USD ($)	1 Months Ended	12 Months Ended
	Jan. 08, 2019	Mar. 31, 2018
Captial Stock (Textual)
Options exercised, Common shares		18,471,026
Options exercised, Common per share		$ 0.15
Options exercised, gross proceeds		$ 2,725,654
Option reserve, Capital stock		1,631,734
Company 2011 Consultant Stock Compensation Plan [Member]
Captial Stock (Textual)
Options exercised, Common shares		1,560,000
Market price, Common shares		936,000
Director [Member]
Captial Stock (Textual)
Options exercised, Common shares		13,414,789
Director [Member] | Company 2011 Consultant Stock Compensation Plan [Member]
Captial Stock (Textual)
Options exercised, Common shares		1,390,000
SalvaRx [Member]
Captial Stock (Textual)
Options exercised, Common shares	805,070,067
Market price, Common shares	92,583,058
Market price, Common per share	$ 0.115